Compulsory and other deposits at central banks (Tables)	12 Months Ended
Dec. 31, 2025
Compulsory And Other Deposits At Central Banks
Schedule of compulsory and other deposits at central banks

	2025	2024

Compulsory deposits (i)	5,687,184	3,833,670
Reserve at central bank - Instant payments (ii)	3,850,604	2,909,666
Total	9,537,788	6,743,336
(i)	Compulsory deposits are required by local central banks based on the amount of RDB and CDB held by Nu Financeira and deposits from customers held by Nu Colombia. These resources are remunerated in Brazil by the Brazilian SELIC rate (special settlement and custody system of the BACEN) and for Colombia the compulsory deposits are not remunerated.
(ii)	Reserve at central bank - Instant payments relates to cash maintained in the Instant Payments Account, which is required by BACEN to support instant payment operations, including additional funds as a safety margin. These resources are remunerated at the Brazilian SELIC rate. It also includes amount related to the guarantee margin for electronic money deposit.